Note 13 - Earnings (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	22,443	18,395